Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000029837 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029837 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029837 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029837 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029837 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029837 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029837 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029837 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029837 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029837 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029837 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029837 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000029837 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000029837 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029839 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029839 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029839 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029839 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029839 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029839 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029839 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029839 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029839 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029839 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029839 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029839 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000029839 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000029839 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029840 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029840 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029840 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029840 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029840 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029840 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029840 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029840 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029840 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029840 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029840 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029840 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000029840 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000029840 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122575 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000122575 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122575 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122575 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122575 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122575 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122575 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122575 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122575 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122575 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122575 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122575 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000122575 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000122575 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000149202 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000149202 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000149202 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149202 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000149202 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149202 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149202 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000149202 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000149202 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149202 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000149202 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000149202 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000149202 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000149202 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253703 | FR_02079K404
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000253703 | FR_02079K602
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253703 | FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253703 | FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253703 | FR_65339F655
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253703 | FR_538034BC2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253703 | FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253703 | FR_682189AU9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253703 | FR_958102105
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253703 | FR_595017BM5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253703 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253703 | LongConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.90%
C000253703 | LongConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000253703 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029865 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029865 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029865 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029865 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029865 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029865 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029865 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029865 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029865 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029865 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029865 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029865 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000029865 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029865 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029865 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029865 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029865 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029865 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029865 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029865 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029865 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029865 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000029867 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029867 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029867 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029867 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029867 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029867 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029867 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029867 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029867 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029867 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029867 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029867 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000029867 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029867 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029867 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029867 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029867 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029867 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029867 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029867 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029867 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029867 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000029868 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029868 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029868 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000029868 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000029868 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029868 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029868 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029868 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029868 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029868 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029868 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000029868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000029868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000029868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000029868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000029868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000029868 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000029868 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029868 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000122583 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122583 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000122583 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122583 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000122583 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122583 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000122583 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000122583 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122583 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122583 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122583 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000122583 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000122583 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000122583 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000122583 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122583 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000122583 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122583 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000122583 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000122583 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000122583 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122583 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000173198 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000173198 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000173198 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173198 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000173198 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173198 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000173198 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000173198 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173198 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173198 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173198 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000173198 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000173198 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000173198 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000173198 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173198 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000173198 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173198 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000173198 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000173198 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000173198 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000173198 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000253706 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253706 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253706 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000253706 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253706 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253706 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253706 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000253706 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253706 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253706 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253706 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000253706 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000253706 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000253706 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000253706 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253706 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253706 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253706 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253706 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253706 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253706 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253706 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000030031 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030031 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030031 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030031 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030031 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030031 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030031 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030031 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030031 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030031 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030031 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000030031 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030031 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030031 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030031 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030031 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030031 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030031 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030031 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000030033 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030033 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030033 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030033 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030033 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030033 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030033 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030033 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030033 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030033 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030033 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030033 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000030033 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030033 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030033 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030033 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030033 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030033 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030033 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030033 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030033 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030033 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030033 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000079027 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079027 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000079027 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000079027 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000079027 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079027 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000079027 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079027 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079027 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000079027 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000079027 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000079027 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000079027 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000079027 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079027 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000079027 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079027 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000079027 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000079027 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000079027 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000079027 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000079027 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079027 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000030032 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000030032 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030032 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030032 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030032 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030032 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000030032 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000030032 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030032 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030032 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000030032 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030032 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000030032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000030032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000030032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000030032 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030032 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000030032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000030032 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030032 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000253708 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000253708 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000253708 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253708 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253708 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253708 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253708 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253708 | FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253708 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253708 | FR_30233Q108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253708 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253708 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.60%
C000253708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000253708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000253708 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000253708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253708 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253708 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C000029874 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000029874 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029874 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029874 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029874 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029874 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029874 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029874 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029874 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029874 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029874 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000029874 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029874 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029874 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029874 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029874 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029874 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000029874 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029874 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029874 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029874 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029874 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000029874 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029874 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029874 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000029877 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000029877 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000029877 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000029877 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000029877 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000029877 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029877 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000029877 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029877 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000029877 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029877 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000029877 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000029877 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000029877 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029877 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000029877 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029877 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000029877 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029877 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000029877 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000029877 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000029877 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000029877 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029877 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000029877 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000136868 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000136868 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000136868 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000136868 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000136868 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000136868 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136868 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000136868 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000136868 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000136868 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000136868 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000136868 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000136868 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000136868 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136868 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000136868 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000136868 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000136868 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000136868 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000136868 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000136868 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000136868 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000136868 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000136868 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000136868 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000171353 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000171353 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000171353 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000171353 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000171353 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000171353 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171353 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000171353 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000171353 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000171353 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000171353 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000171353 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000171353 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000171353 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171353 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000171353 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000171353 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000171353 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000171353 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000171353 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000171353 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000171353 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000171353 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000171353 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000171353 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000175686 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000175686 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000175686 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000175686 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000175686 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175686 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175686 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175686 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000175686 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175686 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175686 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000175686 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000175686 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000175686 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175686 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175686 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175686 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000175686 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000175686 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000175686 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000175686 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000175686 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000175686 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175686 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000175686 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000253707 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000253707 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000253707 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000253707 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000253707 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253707 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253707 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000253707 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253707 | FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253707 | FR_697435105
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253707 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000253707 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000253707 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000253707 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253707 | Internet Services & Infrastructure
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253707 | Electronic Components
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253707 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000253707 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253707 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000253707 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000253707 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000253707 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000253707 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253707 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000253707 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030051 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030051 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030051 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030051 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030051 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030051 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030051 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030051 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030051 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030051 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030051 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000030051 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000030051 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030051 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030051 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030051 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030051 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030051 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030051 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030051 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030051 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030051 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030051 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000030051 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030053 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030053 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000030053 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030053 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030053 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000030053 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030053 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030053 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030053 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030053 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030053 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000030053 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000030053 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000030053 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000030053 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030053 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000030053 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000030053 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030053 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030053 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030053 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030053 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030053 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000030053 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122593 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000122593 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122593 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000122593 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122593 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000122593 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122593 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122593 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122593 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122593 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122593 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000122593 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000122593 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000122593 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122593 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122593 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000122593 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000122593 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000122593 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122593 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122593 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122593 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000122593 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000122593 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000173199 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000173199 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000173199 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000173199 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173199 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000173199 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173199 | FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173199 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000173199 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173199 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173199 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000173199 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000173199 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000173199 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000173199 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000173199 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000173199 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000173199 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000173199 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173199 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173199 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173199 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000173199 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000173199 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030054 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030054 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030054 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030054 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030054 | FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030054 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030054 | FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030054 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030054 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030054 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030054 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030054 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030054 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030054 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030054 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030054 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030054 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030054 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030054 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030054 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030054 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000030054 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030055 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000030055 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030055 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000030055 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030055 | FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030055 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000030055 | FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030055 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030055 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030055 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000030055 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000030055 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000030055 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000030055 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000030055 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030055 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000030055 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030055 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030055 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030055 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000030055 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000030055 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122594 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122594 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122594 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000122594 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122594 | FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122594 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000122594 | FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122594 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122594 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122594 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000122594 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000122594 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000122594 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000122594 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000122594 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000122594 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122594 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000122594 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122594 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000122594 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122594 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000122594 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000173200 | FR_90138F102
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000173200 | FR_452327109
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173200 | FR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173200 | FR_74624M102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173200 | FR_679295105
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173200 | FR_01741R102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173200 | FR_G6700G107
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173200 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173200 | FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173200 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000173200 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000173200 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000173200 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C000173200 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000173200 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173200 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173200 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000173200 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000173200 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173200 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000173200 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000173200 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059843 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059843 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059843 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059843 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059843 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059843 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059843 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059843 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059843 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059843 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059843 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000059843 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059843 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000059843 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059843 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059843 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059843 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000059843 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059843 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059843 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059843 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059843 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059843 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059843 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059843 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059843 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059843 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059843 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059843 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059843 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059843 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059843 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059844 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059844 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059844 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059844 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059844 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059844 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059844 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059844 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059844 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059844 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059844 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000059844 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059844 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000059844 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059844 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059844 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059844 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000059844 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059844 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059844 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059844 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059844 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059844 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059844 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059844 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059844 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059844 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059844 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059844 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059844 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059844 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059844 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059846 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059846 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059846 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059846 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059846 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059846 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059846 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059846 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059846 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059846 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059846 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000059846 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059846 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000059846 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059846 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059846 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059846 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000059846 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059846 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059846 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059846 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059846 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059846 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059846 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059846 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059846 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059846 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059846 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059846 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059846 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059846 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059846 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159975 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159975 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159975 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159975 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159975 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159975 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159975 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159975 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159975 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159975 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159975 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000159975 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159975 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000159975 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159975 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159975 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159975 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000159975 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159975 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159975 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159975 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159975 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159975 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000159975 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159975 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159975 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159975 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159975 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159975 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159975 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159975 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159975 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159976 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159976 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159976 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159976 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159976 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159976 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159976 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159976 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159976 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159976 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159976 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000159976 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000159976 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000159976 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000159976 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000159976 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159976 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000159976 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159976 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159976 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159976 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000159976 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159976 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000159976 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159976 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000159976 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159976 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159976 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159976 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000159976 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000159976 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000159976 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059845 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000059845 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059845 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000059845 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059845 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000059845 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059845 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059845 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059845 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000059845 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000059845 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000059845 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000059845 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000059845 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000059845 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000059845 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059845 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000059845 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000059845 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059845 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000059845 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000059845 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000059845 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000059845 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000059845 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000059845 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000059845 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000059845 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000059845 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000059845 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000059845 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000059845 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253709 | FR_BP6MXD8
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253709 | FR_865634992
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253709 | FR_054537998
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253709 | FR_B15C557
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253709 | FR_BZ57390
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000253709 | FR_411609993
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253709 | FR_BH0VTS2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253709 | FR_BD9PNF2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253709 | FR_BVLKBV3
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000253709 | FR_BD1RP61
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253709 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	24.20%
C000253709 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253709 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000253709 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253709 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253709 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253709 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000253709 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253709 | Energy
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253709 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253709 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000253709 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253709 | Japan
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000253709 | United States
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000253709 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000253709 | France
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000253709 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000253709 | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253709 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000253709 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000253709 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253709 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000029850 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029850 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029850 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029850 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029850 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029850 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029850 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029850 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029850 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029850 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029850 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000029850 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000029850 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029850 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000029850 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029850 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029850 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029850 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029850 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029850 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029850 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029850 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000029850 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029852 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029852 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029852 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029852 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029852 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029852 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029852 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029852 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029852 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029852 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029852 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000029852 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000029852 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029852 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000029852 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029852 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029852 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029852 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029852 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029852 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029852 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029852 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000029852 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029854 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029854 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029854 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029854 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029854 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029854 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029854 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029854 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029854 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029854 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029854 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000029854 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000029854 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029854 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000029854 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029854 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029854 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029854 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029854 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029854 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029854 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029854 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000029854 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122577 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122577 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000122577 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000122577 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000122577 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122577 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122577 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122577 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122577 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122577 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000122577 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000122577 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000122577 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000122577 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000122577 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000122577 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000122577 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000122577 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000122577 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000122577 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000122577 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000122577 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000122577 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079026 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079026 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000079026 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000079026 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000079026 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079026 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079026 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079026 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000079026 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079026 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079026 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000079026 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000079026 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000079026 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000079026 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000079026 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000079026 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000079026 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000079026 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000079026 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000079026 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079026 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000079026 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029853 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029853 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000029853 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029853 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029853 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029853 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029853 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029853 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029853 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029853 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029853 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000029853 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000029853 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000029853 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000029853 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000029853 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029853 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000029853 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000029853 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000029853 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000029853 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000029853 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000029853 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253704 | FR_912008109
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253704 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000253704 | FR_25179M103
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253704 | FR_733174700
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253704 | FR_45073V108
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253704 | FR_031100100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253704 | FR_29364G103
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253704 | FR_929089100
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253704 | FR_74834L100
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253704 | FR_023608102
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000253704 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000253704 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000253704 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253704 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000253704 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000253704 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253704 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000253704 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000253704 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000253704 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000253704 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000253704 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.10%
C000253704 | LongMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030056 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030056 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030056 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030056 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030056 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030056 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030056 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030056 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030056 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030056 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030056 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030056 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030056 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030056 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030056 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030056 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030056 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000030057 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000030057 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030057 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000030057 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000030057 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000030057 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000030057 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000030057 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000030057 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000030057 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000030057 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030057 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030057 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000030057 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030057 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030057 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030057 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000122595 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122595 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122595 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000122595 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000122595 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122595 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000122595 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000122595 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000122595 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000122595 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000122595 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000122595 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000122595 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000122595 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000122595 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000122595 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122595 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000173201 | FR_464287804
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000173201 | FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173201 | FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173201 | FR_70432V102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_109641100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_57667L107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_92552V100
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_74366E102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | FR_143130102
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000173201 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000173201 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000173201 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000173201 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000173201 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.20%
C000173201 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000173201 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000173201 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000173201 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000173201 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000173201 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000173201 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000173201 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	98.50%
C000029855 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029855 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029855 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029855 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029855 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029855 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029855 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000029855 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029855 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000029855 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029855 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029855 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029855 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029855 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029855 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029855 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029855 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000029859 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029859 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029859 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029859 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029859 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029859 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029859 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000029859 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029859 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000029859 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029859 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029859 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029859 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029859 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029859 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029859 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029859 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000122579 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122579 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122579 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122579 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122579 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122579 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122579 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122579 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000122579 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000122579 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122579 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122579 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122579 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122579 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122579 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122579 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122579 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000122580 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122580 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122580 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000122580 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000122580 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122580 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000122580 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000122580 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000122580 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000122580 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000122580 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000122580 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000122580 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000122580 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000122580 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000122580 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000122580 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000029858 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029858 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000029858 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000029858 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029858 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000029858 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000029858 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000029858 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000029858 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000029858 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029858 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029858 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029858 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000029858 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000029858 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000029858 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000029858 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000253705 | FR_71844V201
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000253705 | FR_G3198U102
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_500643200
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_45765U103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_360271100
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000253705 | FR_045487105
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_88224Q107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_44930G107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_05368V106
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000253705 | FR_731068102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253705 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253705 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000253705 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000253705 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000253705 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000253705 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253705 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253705 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000253705 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000253705 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000253705 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000253705 | Other
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000253705 | LongCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.20%

[1]	Percentage rounds to less than 0.1% or (0.1)%.
[2]	Percentage rounds to less than 0.1% or (0.1)%.
[3]	Percentage rounds to less than 0.1% or (0.1)%.
[4]	Percentage rounds to less than 0.1% or (0.1)%.